STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)												9 Months Ended		12 Months Ended
	Jan. 16, 2018	Nov. 13, 2017	Nov. 06, 2017	Jul. 26, 2017	Jul. 01, 2017	Jun. 27, 2017	Jan. 24, 2017	Jan. 04, 2017	Sep. 30, 2014	May 28, 2014	May 09, 2014	Jan. 31, 2018	Jan. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Jun. 26, 2017	Apr. 30, 2014
Common shares, authorized pre amendment (in shares)		240,000,000									250,000,000	240,000,000
Common shares, authorized post amendment (in shares)		490,000,000									240,000,000	490,000,000		490,000,000	240,000,000	240,000,000
Common shares, par value (in dollars per share)		$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)		10,000,000									10,000,000	10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued (in shares)
Preferred stock, outstanding (in shares)
Proceeds from common stock							$ 3,000,000						$ 30,000	$ 30,000
Common stock, issued (in shares)							30,000					161,250,000		83,000,000	80,000,000	80,000,000
Common stock, outstanding (in shares)												158,050,000		83,000,000	80,000,000	80,000,000
Shares subcription received (in shares)														14,000
Value of shares subscription received														$ 1,400,000
Value of shares issued												$ (1,900,000)		30,000
BitReturn Agreement [Member]
Proceeds from common stock						$ 1,900,000
Strategic Management and Advisory Agreement [Member]
Proceeds from common stock					$ 250,000
Number of shares issued (in shares)				1,000,000
Value of shares issued				$ 250,000
Services agreements [Member]
Proceeds from common stock				$ 400,000
Exclusive Software License Agreement [Member]
Number of shares issued (in shares)			60,000,000
Value of shares issued			$ 6,600,000
Share Purchase Agreement [Member]
Number of shares issued (in shares)	3,200,000
Description of shares issued to unrelated party

If the shares issued to the unrelated third party shareholders do not have an aggregate value of $2,000,000 by January 15, 2019, the unrelated third party shareholders are entitled to have additional shares issued to them so that they hold shares equal to $2,000,000 as of that date.

Common stock held by the company (in shares)												3,200,000
Equity Research Service Agreement [Member]
Number of shares issued (in shares)	150,000							150,000
Value of shares issued	$ 57,000
Common Stock
Proceeds from common stock							$ 30,000							$ 14,000
Common stock, issued (in shares)				2,500,000	1,000,000	10,000,000	3,000,000										1,400,000
Common stock, outstanding (in shares)														83,000,000	80,000,000	80,000,000		120,000,000
Number of shares issued (in shares)														3,000,000
Number of shares cancelled																(40,000,000)
Value of shares issued														$ 300
Series A Preferred Stock [Member]
Preferred stock, authorized (in shares)		10,000									10,000	10,000		10,000	10,000	10,000
Preferred stock, authorized but unissued shares (in shares)		10,000									10,000
Description of voting rights		Aggregate voting power of 45% of the combined voting power of the entire Company’s shares, common stock and preferred stock, as long as the Company is in existence.									Aggregate voting power of 45% of the combined voting power of the entire Company’s shares, common stock and preferred stock, as long as the Company is in existence.
Preferred stock, issued (in shares)
Preferred stock, outstanding (in shares)
Series A Preferred Stock [Member] | Majority Shareholder [Member]
Number of shares exchange upon issuance									10,000
Number of shares issued (in shares)										10,000
Common Stock | Majority Shareholder [Member]
Number of shares exchange upon issuance										60,000,000
Number of shares issued (in shares)									60,000,000
Number of shares cancelled									40,000,000